CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Products	$ 807,854	$ 1,347,719	$ 2,860,519	$ 2,837,426	$ 7,453,222	$ 4,569,113	$ 5,543,605
Services	1,995,606	2,037,181	3,989,259	3,800,002	7,800,750	6,496,097	5,767,624
Total revenues	2,803,460	3,384,900	6,849,778	6,637,428	15,253,972	11,065,210	11,311,229
Cost of sales
Products	633,272	973,769	2,221,940	1,956,617	5,290,535	3,005,698	3,801,485
Services	1,356,315	1,023,633	2,702,001	1,878,758	4,098,363	3,173,400	2,795,720
Total cost of sales	1,989,587	1,997,402	4,923,941	3,835,375	9,388,898	6,179,098	6,597,205
Gross profit	813,873	1,387,498	1,925,837	2,802,053	5,865,074	4,886,112	4,714,024
Operating expenses
General and administrative	1,679,282	1,673,002	3,470,985	3,357,746	6,643,120	5,986,762	4,973,794
Selling	286,101	197,608	565,471	465,537	1,225,580	782,252	290,505
Total operating expenses	1,965,383	1,870,610	4,036,456	3,823,283	7,868,700	6,769,014	5,264,299
Loss from operations	(1,151,510)	(483,112)	(2,110,619)	(1,021,230)	(2,003,626)	(1,882,902)	(550,275)
Other income (expense)
Interest and other income	2,591	13,394	6,537	28,166	48,397	38,402	23,574
Interest expense	(36,387)	(17,802)	(59,764)	(35,604)	(71,208)	(40,294)	(37,280)
Total other income (expense)	(33,796)	(4,408)	(53,227)	(7,438)	(22,811)	(1,892)	(13,706)
Loss before income taxes	(1,185,306)	(487,520)	(2,163,846)	(1,028,668)	(2,026,437)	(1,884,794)	(563,981)
Consolidated net loss	(1,185,306)	(487,520)	(2,163,846)	(1,028,668)	(2,026,437)	(1,884,794)	(563,981)
Less: Loss attributable to the noncontrolling interest	94,826	90,547	212,973	193,382	389,480	310,293	208,673
Net loss attributable to Tecogen Inc.	$ (1,090,480)	$ (396,973)	$ (1,950,873)	$ (835,286)	$ (1,636,957)	$ (1,574,501)	$ (355,308)
Net loss per share - basic and diluted (in dollars per share)	$ (0.08)	$ (0.03)	$ (0.15)	$ (0.06)	$ (0.12)	$ (0.13)	$ (0.03)
Weighted average shares outstanding - basic and diluted (in shares)	13,205,476	13,114,604	13,209,165	13,064,879	13,135,071	12,052,914	11,470,658